NET FINANCIAL COSTS (Tables)	9 Months Ended
Sep. 30, 2021
Net Financial Costs
Schedule of net financial costs

	For the three-month periods ended		For the nine-month periods ended
	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
	$	$	$	$
Unrealized foreign exchange loss (gain)	(490)	6	(1,011)	14
Interest income	(117)	(8)	(214)	(31)
Interest expense on lease liabilities	28	5	86	21
Accretion and interest on borrowings and bond	688	321	2,037	558
Accretion of debt issue costs	-	21	9	21
Loss on disposal of investment	-	16	-	22
Net financial costs	109	361	907	605